Property and equipment	12 Months Ended
Mar. 27, 2021
Property, Plant and Equipment [Abstract]
Property and equipment
5.	Property and equipment:
The components of property and equipment are as follows:

	As of
	March 27, 2021	March 28, 2020
	(In thousands)
Leasehold improvements	35,877	34,626
Furniture, fixtures and equipment	13,121	13,327
Software and electronic equipment	9,839	9,203

	58,837	57,156
Accumulated depreciation and impairment charges	(34,341)	(30,543)

	$24,496	$26,613

The Company wrote off $1.6 million of gross fixed assets that were fully amortized during the year ended March 27, 2021 (March 28, 2020 - $4.2 million), mostly related to leasehold improvements. Property and equipment, having a cost and net book value of $0.3 million at March 27, 2021, and a cost of $0.7 million and a net book value of $0.5 million at March 28, 2020, are under finance leasing arrangements.